Asset Retirement Obligations (Details) - Schedule of presents the activity for the AROs - Aria Energy LLC [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Asset Retirement Obligations (Details) - Schedule of presents the activity for the AROs [Line Items]
Balance at beginning of year	$ 3,408	$ 6,536	$ 6,022
Accretion expense	121	456	361
Revision to estimated cash flows			253
Transfer to liabilities classified as held for sale		(3,584)
Settlement of asset retirement obligation			(100)
Balance at end of year		$ 3,408	$ 6,536